Employees' Retirement and Defined Contribution Plans - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2015 USD ($) Employee	Aug. 02, 2014 USD ($)	Jan. 31, 2015 USD ($) Employee	May. 02, 2015 USD ($)	May. 03, 2014 USD ($)	Apr. 27, 2013 USD ($)
Pension and Other Postretirement Benefit Plans [Line Items]
Pension expense				$ 10,434	$ 2,465	$ 2,836
Increase in pension liability		$ 15,747	$ 3,062
Increase (decrease) in other comprehensive income, before tax		$ 15,747	$ (6,503)
Pension plan, expected termination period			18 months
Pension plan, expected termination period			24 months
Number of terminated vested participants elected to receive lump sum payments | Employee	735
Lump sum payments made to plan participants	$ 15,190
Number of remaining active and terminated vested participants elected to receive lump sum payments | Employee			2,300
Company contributions, employee benefit expenses				16,270	16,744	15,902
Company contributions for postretirement plan				$ 52	$ 44	$ 0
Selling and Administrative Expenses
Pension and Other Postretirement Benefit Plans [Line Items]
Pension plan settlement charge	$ 7,317